UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21122

Clarion Value Fund Master, LLC

(Exact name of registrant as specified in charter)

230 Park Avenue, New York, NY 10169

(Address of principal executive offices) (Zip code)

Daniel Heflin
Clarion Value Fund Master, LLC
230 Park Avenue
New York, NY 10169

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-883-2500

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.
Attached hereto.

CLARION VALUE FUND MASTER, LLC PORTFOLIO OF INVESTMENTS January 31, 2010 (Unaudited)

		Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (90.68%)

Ansonia CDO Ltd.	5.702% due 07/28/2046 (a)	$2,765,365	$215,145	(c),(d),(g)
Ansonia CDO Ltd.	1.035% due 10/25/2056 (a)	6,250,000	22,500	(c),(d),(f),(g)
Ansonia CDO Ltd.	1.539% due 03/25/2019 (a)	8,750,000	10,500	(c),(d),(f),(g)
Ansonia CDO Ltd.	7.445% due 07/28/2046 (a)	2,000,000	—	(c),(d),(g),(h)
Ansonia CDO Ltd.	7.149% due 07/28/2046 (a)	2,000,000	—	(c),(d),(g),(h)
Banc of America Commercial Mortgage, Inc.	6.721% due 06/11/2035 (a)	9,054,108	8,366,937	(d),(f)
Banc of America Commercial Mortgage, Inc.	5.889% due 07/10/2044	8,000,000	7,335,912	(d),(f)
Banc of America Commercial Mortgage, Inc.	0.434% due 02/10/2051 (a)	250,088,546	4,892,482	(d),(e),(f)
Banc of America Commercial Mortgage, Inc.	7.000% due 09/15/2032 (a)	10,000,000	693,000	(d)
Bank of America-First Union National Bank Commercial Mortgage, Inc.	6.250% due 04/11/2037 (a)	12,300,000	6,644,460	(d)
Chase Commercial Mortgage Securities Corp.	6.390% due 11/18/2030 (a)	10,000,000	10,114,310	(d)
Chase Commercial Mortgage Securities Corp.	7.480% due 02/12/2016 (a)	2,000,000	1,954,094	(d),(f)
Chase Commercial Mortgage Securities Corp.	7.370% due 06/19/2029 (a)	1,185,127	1,234,284	(d)
Citi Group/Deutsche Bank, Inc.	5.224% due 07/15/2044	8,994,000	9,103,097	(d),(f)
Citi Group/Deutsche Bank, Inc.	0.897% due 12/11/2049 (a)	40,500,000	1,472,621	(d),(e)
Citigroup/Deutsche Bank Commercial Mortgage Trust	5.560% due 10/15/2048	1,950,000	1,981,432	(d)
Commercial Mortgage Acceptance Corp.	6.210% due 07/15/2031 (a)	7,323,000	7,375,447	(d)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030 (a)	5,115,000	5,150,120	(d),(f)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030 (a)	2,500,000	2,462,873	(d),(f)
Commercial Mortgage Pass-Through Certificates	5.168% due 06/10/2044	10,000,000	9,889,300	(d)
Commercial Mortgage Pass-Through Certificates	4.221% due 03/10/2039	3,683,868	3,726,664	(d)
Commercial Mortgage Pass-Through Certificates	5.540% due 03/10/2039 (a)	2,000,000	461,200	(d),(f)
Credit Suisse Mortgage Capital Certificates	5.448% due 01/15/2049	7,285,000	7,401,218	(d),(f)
Credit Suisse Mortgage Capital Certificates	5.808% due 09/15/2039	5,000,000	4,516,000	(d),(f)
Credit Suisse Mortgage Capital Certificates	5.808% due 09/15/2039 (a)	9,000,000	189,000	(d),(f)
Credit Suisse Mortgage Capital Certificates	5.808% due 09/15/2039 (a)	7,000,000	147,000	(d),(f)
Credit Suisse Mortgage Capital Certificates	5.192% due 01/15/2049 (a)	4,000,000	28,000	(d)
Crown Castle Towers LLC	6.065% due 11/15/2036 (a)	3,490,000	3,673,225
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035 (a)	19,196,000	12,114,680	(d),(f)
CS First Boston Mortgage Securities Corp.	4.813% due 02/15/2038	2,400,000	2,400,074	(d)
CS First Boston Mortgage Securities Corp.	5.226% due 12/15/2036 (a)	7,767,000	1,946,669	(d),(f)
CS First Boston Mortgage Securities Corp.	4.499% due 11/15/2037	1,720,000	1,731,290	(d)
CS First Boston Mortgage Securities Corp.	4.131% due 05/15/2038	2,500,000	1,667,825	(d)
CS First Boston Mortgage Securities Corp.	1.100% due 10/15/2039 (a)	96,277,867	1,649,914	(d),(e),(f)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035 (a)	4,479,000	1,335,306	(c),(d),(f)
CS First Boston Mortgage Securities Corp.	6.080% due 08/15/2036 (a)	3,325,000	1,045,380	(d)
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040 (a)	12,523,000	770,165	(d),(f)
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038 (a)	2,000,000	504,400	(d),(f)
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035 (a)	5,200,000	81,120	(d)
CS First Boston Mortgage Securities Corp.	5.690% due 07/15/2036 (a)	2,000,000	25,000	(d),(f)
DLJ Commercial Mortgage Corp.	5.750% due 03/10/2032 (a)	8,200,000	8,201,066
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (a)	12,800,000	5,929,579	(c),(d)
DLJ Commercial Mortgage Corp.	7.600% due 02/15/2031 (a)	2,100,000	2,190,054	(d),(f)
DR Structured Finance Corp.	9.350% due 08/15/2019	2,449,752	594,065	(c), (d)
DR Structured Finance Corp.	8.375% due 08/15/2015	369,444	124,651	(c), (d)
DR Structured Finance Corp.	6.660% due 08/15/2010	109,709	69,117	(c), (d)
DR Structured Finance Corp.	8.550% due 08/15/2019	421,740	52,001	(c), (d)
First Union -Lehman Brothers-Bank of America	6.730% due 11/18/2035	1,936,949	1,979,872
GE Capital Commercial Mortgage Corp.	3.915% due 11/10/2038	3,954,378	3,980,951
GE Capital Commercial Mortgage Corp.	6.554% due 12/10/2035	3,000,000	2,918,571	(d),(f)
GE Capital Commercial Mortgage Corp.	0.413% due 01/10/2038 (a)	118,172,199	2,856,813	(d),(e),(f)
GE Capital Commercial Mortgage Corp.	4.983% due 03/10/2040	2,775,000	2,276,341	(d),(f)
GE Capital Commercial Mortgage Corp.	5.339% due 11/10/2045	5,481,000	1,772,555	(d),(f)
GE Capital Commercial Mortgage Corp.	5.223% due 05/10/2043 (a)	2,972,000	439,856	(d),(f)
GE Capital Commercial Mortgage Corp.	5.222% due 06/10/2048 (a)	2,200,000	312,400	(d),(f)
GE Capital Commercial Mortgage Corp.	5.793% due 12/10/2049 (a)	3,000,000	115,500	(d),(f)
GMAC Commercial Mortgage Securities, Inc.	7.000% due 08/16/2033 (a)	7,835,805	1,623,579	(d)
GS Mortgage Securities Corp. II	0.701% due 07/10/2039 (a)	139,712,553	2,207,458	(e),(f)
GS Mortgage Securities Corp. II	4.845% due 10/10/2028 (a)	2,000,000	1,236,600	(d),(f)
GS Mortgage Securities Corp. II	5.581% due 12/20/2049 (a)	5,000,000	1,027,000	(c), (d),(f),(g)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (a)	15,005,000	54,018	(d),(h)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (a)	8,752,000	31,253	(c), (d), (h)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (a)	4,275,000	15,390	(d),(h)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (a)	2,500,000	9,000	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.335% due 08/12/2037	7,000,000	7,085,050	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.572% due 05/15/2045	235,678,594	5,863,212	(d),(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.827% due 02/15/2051	5,562,000	5,752,276
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.452% due 05/15/2047	230,579,611	4,627,041	(d),(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.280% due 06/12/2047	309,238,317	4,555,699	(d),(e),(f)

CLARION VALUE FUND MASTER, LLC PORTFOLIO OF INVESTMENTS January 31, 2010 (Unaudited)

		Principal Amount	Value

J.P. Morgan Chase Commercial Mortgage Securities Corp.	3.837% due 01/12/2039	3,631,870	3,650,811	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.389% due 06/12/2041	4,000,000	2,921,904	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.566% due 02/15/2051	150,616,282	2,542,554	(d),(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.453% due 07/15/2041 (a)	7,631,000	2,199,254	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.015% due 01/15/2038 (a)	6,513,000	1,351,448	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.436% due 08/12/2037 (a)	2,910,000	404,199	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.580% due 05/15/2045 (a)	2,000,000	393,200	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.195% due 08/15/2042 (a)	2,500,000	279,500	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.795% due 05/15/2047 (a)	5,500,000	157,300	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.062% due 02/15/2051 (a)	3,600,000	151,200	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035 (a)	9,507,000	24,652	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035 (a)	9,793,000	25,393	(d),(f),(h)
LB UBS Commercial Mortgage Trust	4.547% due 08/15/2029	10,000,000	10,087,340	(d)
LB UBS Commercial Mortgage Trust	5.532% due 03/15/2032	6,300,000	6,431,027	(d)
LB UBS Commercial Mortgage Trust	5.933% due 07/15/2040	6,000,000	6,033,582	(d)
LB UBS Commercial Mortgage Trust	5.866% due 09/15/2045	5,000,000	4,537,045	(d),(f)
LB UBS Commercial Mortgage Trust	4.843% due 04/15/2037	4,500,000	3,742,623	(d),(f)
LB UBS Commercial Mortgage Trust	7.585% due 03/15/2032 (a)	5,091,000	3,739,340	(d),(f)
LB UBS Commercial Mortgage Trust	5.098% due 07/15/2037 (a)	11,052,000	3,204,836	(d),(f)
LB UBS Commercial Mortgage Trust	6.462% due 03/15/2031	3,000,000	3,196,383	(d)
LB UBS Commercial Mortgage Trust	4.647% due 12/15/2036	4,000,000	2,941,144	(d),(f)
LB UBS Commercial Mortgage Trust	5.237% due 09/15/2037	2,500,000	2,093,743	(d),(f)
LB UBS Commercial Mortgage Trust	6.252% due 07/15/2040 (a)	19,095,000	1,470,315	(d),(f)
LB UBS Commercial Mortgage Trust	5.350% due 09/15/2040 (a)	3,000,000	626,520	(f)
LB UBS Commercial Mortgage Trust	5.098% due 07/15/2037 (a)	3,618,000	600,588	(d),(f)
Merrill Lynch Mortgage Trust	6.250% due 12/10/2029	10,000,000	9,858,700	(f)
Merrill Lynch Mortgage Trust	5.421% due 02/12/2042 (a)	3,675,000	1,059,135	(d),(f)
Merrill Lynch Mortgage Trust	5.430% due 09/12/2042 (a)	3,200,000	357,760	(d),(f)
Merrill Lynch Mortgage Trust	5.019% due 09/12/2042 (a)	3,107,000	191,081	(d),(f)
Merrill Lynch Mortgage Trust	5.242% due 11/12/2037 (a)	579,000	90,961	(d),(f)
Merrill Lynch/Countrywide Commercial Mortgage	0.483% due 09/12/2049	149,143,168	2,946,622	(d),(e),(f)
Merrill Lynch/Countrywide Commercial Mortgage	0.626% due 12/12/2049	137,431,012	2,928,792	(d),(e),(f)
Morgan Stanley Capital I	5.880% due 06/11/2049	5,025,000	4,523,972	(d),(f)
Morgan Stanley Capital I	6.010% due 11/15/2030 (a)	3,118,904	3,038,779	(d)
Morgan Stanley Capital I	6.120% due 03/15/2031 (a)	1,880,129	1,867,043	(f)
Prudential Securities Secured Financing	7.001% due 04/15/2013	3,000,000	3,089,346	(d),(f)
Salomon Brothers Mortgage Securities	6.831% due 05/18/2032 (a)	1,000,000	1,025,996	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.735% due 06/15/2049	9,085,000	9,282,835	(d),(f)
Wachovia Bank Commercial Mortgage Trust	1.433% due 10/15/2017 (a)	9,430,000	8,052,277	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.308% due 11/15/2048	6,000,000	5,813,088	(d)
Wachovia Bank Commercial Mortgage Trust	5.030% due 11/15/2035	7,000,000	5,806,395	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.141% due 02/15/2035	6,500,000	5,239,293	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.509% due 04/15/2047	5,000,000	4,033,065	(d)
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035 (a)	8,918,000	3,726,832	(d)
Wachovia Bank Commercial Mortgage Trust	5.138% due 11/15/2035 (a)	7,089,000	1,294,901	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.138% due 11/15/2035 (a)	7,307,000	1,521,317	(f)
Wachovia Bank Commercial Mortgage Trust	5.768% due 11/15/2034 (a)	2,500,000	2,366,938	(d),(f)
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035 (a)	6,688,000	2,282,414
Wachovia Bank Commercial Mortgage Trust	5.358% due 10/15/2035 (a)	5,189,000	1,869,597	(d),(f)
Wachovia Bank Commercial Mortgage Trust	0.260% due 04/15/2047 (a)	144,866,864	1,830,827	(d),(e),(f)
Wachovia Bank Commercial Mortgage Trust	5.382% due 10/15/2035 (a)	6,327,000	1,116,083	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.396% due 10/15/2035 (a)	5,000,000	830,000	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.955% due 10/15/2048 (a)	5,000,000	285,500	(d),(f)
Wachovia Bank Commercial Mortgage Trust	4.990% due 05/15/2044 (a)	4,036,500	248,245	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.965% due 10/15/2048 (a)	5,000,000	214,500	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.293% due 04/15/2042 (a)	1,000,000	145,000	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.828% due 12/15/2043 (a)	12,500,000	62,500	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.778% due 04/15/2047 (a)	2,000,000	42,000	(d),(f)

Total Commercial Mortgage-Backed Securities
(Cost $516,297,258)			342,081,307

CORPORATE BOND (0.68%)

Hospitality Properties Trust	9.125% due 07/15/2010	2,500,000	2,564,250

Total Corporate Bond
(Cost $2,540,866)			2,564,250

UNITED STATES GOVERNMENT OBLIGATION (7.39%)

US Treasury Note	1.875% due 04/30/2014	28,000,000	27,881,868

Total United States Government Obligation
(Cost $27,690,037)			27,881,868

CLARION VALUE FUND MASTER, LLC PORTFOLIO OF INVESTMENTS January 31, 2010 (Unaudited)

	Principal Amount	Value

TOTAL SECURITIES (98.75%)
(Cost $546,528,161) (b)		372,527,425

OTHER ASSETS, NET OF LIABILITIES (1.25%)		4,702,177

MEMBERS’ CAPITAL (100.00%)		$377,229,602

(a)

144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The value of these securities at January 31, 2010 was $148,976,829 or 39.49% of members’ capital.

(b)

The cost for federal income tax purposes was $546,528,161. At January 31, 2010 net unrealized depreciation for all securities based on tax cost was $174,000,736. This consisted of aggregate gross unrealized appreciation for all securities of $19,053,712 and aggregate gross unrealized depreciation for all securities of $193,054,448.

(c)	Illiquid security. At January 31, 2010, illiquid securities with aggregate principal of $56,147,010 had a value of $9,411,117 which represented 2.49% of the Master Fund’s members’ capital.
(d)	Fair valued security. At January 31, 2010, the fair valued securities represented 79.56% of the Master Fund’s members’ capital.

The value of such securities was determined by management primarily using a pricing methodology which incorporates factors such as dealer bids and market transactions in comparable securities, based on credit rating and the vintage year of securities. The extent of observability of the pricing input(s) served as the basis for designating such securities as Level 2 or Level 3 pricing input(s).

(e)

Interest-only security. At January 31, 2010, interest-only securities in aggregate had a value of $38,374,035 which represented 10.17% of the Master Fund’s members’ capital. Amount shown as principal represents amount of the underlying security.

(f)	Variable rate security.
(g)	CDO security. At January 31, 2010, collateralized debt obligations in aggregate had a value of $1,275,145 which represented 0.34% of the Master Fund’s members’ capital.
(h)	Defaulted security.

Clarion Value Fund Master, LLC (unaudited)
January 31, 2010

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the primary market for the investment/liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. The inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical investments

Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s Investments carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Commercial Mortgage-Backed Securities	$—	$91,903,255	$250,178,052
Corporate Bond		2,564,250
United States Government Obligation	27,881,868
Total	$27,881,868	$94,467,505	$250,178,052

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Commercial Mortgage-Backed Securities
Balance as of 10/31/09	$ 246,408,419
Realized gain (loss)	198,697
Change in unrealized appreciation (depreciation)	19,792,694
Net amortization/accretion	500,241
Net purchases (sales)	360,671
Transfers in and/or out of Level 3	(17,082,670)
Balance as of 01/31/10	$250,178,052

Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the fi nancial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

The fair value of CMBS securities are determined through the use of a pricing methodology that uses, as its basis, observable market data such as dealer bids and market transactions in comparable securities. The pricing methodology incorporates relationships between vintage and rating for generic securities. These relationships are then used to formulate a basis of fair value for other securities with similar characteristics. Factors such as liquidity, credit exposure, and level of credit support are also incorporated as inputs in applying the pricing methodology.

Item 2.	Controls and Procedures.

(a)

The President and Chief Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3.	Exhibits.

          A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Clarion Value Fund Master, LLC

By:	/s/ Daniel Heflin

Daniel Heflin
President and Chief Executive Officer

Date:	March 31, 2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Heflin

Daniel Heflin
President and Chief Executive Officer

Date:	March 31, 2010

By:	/s/ Ramalingam Ganesh

Ramalingam Ganesh
Chief Financial Officer

Date:	March 31, 2010